Share-based payments - Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share-based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares) | shares	7,484,561	7,802,108
Exercised (in shares) | shares	0	(306,139)
Forfeited or expired (in shares) | shares	(938,742)	(11,408)
Outstanding, ending balance (in shares) | shares	6,545,819	7,484,561
Weighted average exercise price of share options outstanding, beginning balance (in cad per share)	$ 61	$ 61
Weighted average exercise price of share options exercised (in cad per share)		60
Weighted average exercise price of share options forfeited or expired (in cad per share)	59	63
Weighted average exercise price of share options outstanding, ending balance (in cad per share)	61	61
Weighted average share price, share options exercised (in cad per share)	$ 0	$ 63